Reconciliation of Changes in Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, Current, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts, Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 2,594	$ 842	$ 200
Additions: Provision for bad debt expense	169	1,820	156
Less: Write-offs	(269)	(61)	(219)
Acquisiton - IAHGames			691
Deconsolidation - IAHGames	(2,370)
Translation adjustment	6	(7)	14
Balance at end of year	$ 130	$ 2,594	$ 842